Collaboration Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaboration Agreement
13.	Collaboration Agreement

On September 17, 2020, the Company entered into a strategic collaboration with Affimed GmbH (“Affimed”) to initiate a Phase 1/2 trial of SNK01 in combination with AFM24, a tetravalent biologic created by Affimed designed to direct NK cell killing of epidermal growth factor receptor (“EGFR”) expressing tumors. Under the collaboration agreement, the Company and Affimed split the development costs of the combination product equally. The study associated with the strategic collaboration with Affimed was discontinued by mutual agreement in June 2023.

Total reductions to research and development expenses for the three months ended September 30, 2023 and 2022 were $0.2 million and less than $0.1 million, respectively. Total reductions to research and development expenses for the nine months ended September 30, 2023 and 2022 were $0.2 million and $0.4 million, respectively.

10. Collaboration Agreement

On September 17, 2020, the Company entered into a strategic collaboration with Affimed GmbH (“Affimed”) to initiate a Phase 1/2 trial of SNK01 in combination with AFM24, a tetravalent biologic created by Affimed designed to direct NK cell killing of epidermal growth factor receptor (“EGFR”) expressing tumors. Under the collaboration agreement, the Company and Affimed split the development costs of the combination product equally. Total reductions to research and development expenses for each of the years ended December 31, 2021 and 2022 were $0.4 million.